Income Taxes	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Income Taxes
20)	INCOME TAXES

20.1)	INCOME TAXES FOR THE PERIOD
The amounts of income tax expense in the statements of income for 2023, 2022 and 2021 are summarized as follows:

		2023	2022	2021
Current income tax expense	$	1,147	170	172
Deferred income tax expense (benefit)		103	39	(35)

	$	1,250	209	137

20.2)	DEFERRED INCOME TAXES
As of December 31, 2023 and 2022, the main temporary differences that generated the consolidated deferred income tax assets and liabilities are presented below:

		2023	2022
Deferred tax assets:
Tax loss carryforwards and other tax credits	$	445	561
Accounts payable and accrued expenses		883	734
Intangible assets, net		192	140
Others		11	20

Total deferred tax assets, gross		1,531	1,455
Presentation of net position by same legal entity		(1,168)	(1,044)

		363	411

Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net		(1,470)	(1,406)
Investments and other assets		(141)	(32)

Total deferred tax liabilities, gross		(1,611)	(1,438)
Presentation of net position by same legal entity		1,168	1,044

Total deferred tax liabilities, net in the statement of financial position		(443)	(394)

Net deferred tax assets (liabilities)	$	(80)	17

Out of which:
Net deferred tax assets (liabilities) in Mexican entities	$	67	(17)
Net deferred tax assets (liabilities) in foreign entities		(147)	34

Net deferred tax assets (liabilities)	$	(80)	17

As of December 31, 2023 and 2022, balances of the deferred tax assets and liabilities included in the statement of financial position are located in the following entities:

	2023			2022

	Assets	Liabilities	Net	Assets	Liabilities	Net

Mexican entities	$185	(118)	67	$168	(185)	(17)
Foreign entities	178	(325)	(147)	243	(209)	34

	$363	(443)	(80)	$411	(394)	17

The breakdown of changes in consolidated deferred income taxes during 2023, 2022 and 2021 was as follows:

	2023	2022	2021

Deferred income tax expense (benefit) in the statement of income	$103	39	(35)
Deferred income tax (benefit) expense in stockholders’ equity	(6)	14	(38)
Reclassifications 1	–	7	78

Change in deferred income tax during the period	$97	60	5

1	In 2022 and 2021, refers to the effects of the reclassification of balances to assets held for sale and related liabilities (note 4.2).
Current and/or deferred income tax relative to items of other comprehensive income during 2023, 2022 and 2021 were as follows:

	2023	2022	2021

Expense (benefit) related to foreign exchange fluctuations from intercompany balances (note 21.2)	$5	–	(6)
Expense (benefit) associated to actuarial results (note 21.2)	(5)	32	26
Benefit related to derivative financial instruments (note 17.4)	(41)	(30)	(1)
Expense (benefit) from foreign currency translation and other effects	35	12	(63)

	$(6)	14	(44)

As of December 31, 2023, consolidated tax loss and tax credits carryforwards expire as follows:

	Amount of carryforwards	Amount of unrecognized carryforwards	Amount of recognized carryforwards

2024	$29	29	–
2025	48	46	2
2026	141	131	10
2027	318	286	32
2028 and thereafter	7,591	5,839	1,752

	$8,127	6,331	1,796

As of December 31, 2023, in connection with Cemex’s deferred tax loss carryforwards presented in the table above, to realize the benefits associated with such deferred tax assets that have been recognized, before their expiration, Cemex would need to generate $1,796 in consolidated pre-tax
income in future periods. Based on the same forecasts of future cash flows and operating results used by Cemex’s management to allocate resources and evaluate performance in the countries in which Cemex operates, along with the implementation of feasible tax strategies, Cemex believes that it will recover the balance of its tax loss carryforwards that have been recognized before their expiration. In addition, Cemex concluded that the deferred tax liabilities considered in the analysis of recoverability of its deferred tax assets will reverse in the same period and tax jurisdiction of the related recognized deferred tax assets. Moreover, a certain amount of Cemex’s deferred tax assets refers to operating segments and tax jurisdictions in which Cemex is currently generating taxable income or in which, according to Cemex’s management cash flow projections, will generate taxable income in the relevant periods before the expiration of the deferred tax assets.
The Parent Company does not recognize a deferred income tax liability related to its investments in subsidiaries considering that Cemex controls the reversal of the temporary differences arising from these investments and management is satisfied that such temporary differences will not reverse in the foreseeable future.

20.3)	RECONCILIATION OF EFFECTIVE INCOME TAX RATE

For the years ended December 31, 2023, 2022 and 2021, the effective consolidated income tax rates were as follows:

		2023	2022	2021

Earnings before income tax	$	1,449	770	954
Income tax expense		(1,250)	(209)	(137)

Effective consolidated income tax expense rate 1		86.3%	27.1%	14.4%

1	The average effective tax rate equals the net amount of income tax benefit or expense divided by income or loss before income taxes, as these line items are reported in the statements of income.
Differences between the financial reporting and the corresponding tax basis of assets and liabilities and the different income tax rates and laws applicable to Cemex, among other factors, give rise to permanent differences between the statutory tax rate applicable in Mexico, and the effective tax rate presented in the consolidated statements of income, which in 2023, 2022 and 2021 were as follows:

	2023		2022		2021

	%	$	%	$	%	$

Mexican statutory tax rate	30.0	435	30.0	231	30.0	280
Income tax penalties in Spain (note 20.4)	42.8	620	–	–	–	–
Difference between accounting and tax expenses, net 1	0.4	6	35.8	276	4.8	45
Non-taxable sale of equity securities and fixed assets	(1.2)	(17)	3.4	26	(3.8)	(35)
Difference between book and tax inflation	8.3	120	28.2	217	23.9	223
Differences in the income tax rates in the countries where Cemex operates 2	7.1	103	(6.2)	(48)	4.7	44
Changes in deferred tax assets 3	(3.9)	(57)	(59.7)	(460)	(48.7)	(454)
Changes in provisions for uncertain tax positions	0.1	1	(5.1)	(39)	2.6	24
Others	2.7	39	0.7	6	0.9	10

Effective consolidated income tax expense rate	86.3	1,250	27.1	209	14.4	137

1	In 2022, it includes $365, related to the effects of the impairment charges during the period which are basically non-deductible (note 7).

2
Refers mainly to the effects of the differences between the statutory income tax rate in Mexico of 30% and the applicable income tax rates of each country where Cemex operates. In 2021, it includes the effect related to the change in statutory tax rate in Colombia from 30% to 35%.

3	Refers to the effects in the effective income tax rate associated with changes during the period in the amount of deferred income tax assets related to Cemex’s tax loss carryforwards.
The following table compares the line item “Changes in deferred tax assets” as presented in the table above against the changes in deferred tax assets in the statement of financial position for the years ended December 31, 2023 and 2022:

	2023		2022

	Changes in the statement of financial position	Amounts in reconciliation	Changes in the statement of financial position	Amounts in reconciliation

Tax loss carryforwards generated and not recognized during the year	$–	45	–	38
Derecognition related to tax loss carryforwards recognized in prior years	(125)	–	(103)	–
Recognition related to unrecognized tax loss carryforwards	12	(105)	16	(498)
Foreign currency translation and other effects	(3)	3	(14)	–

Changes in deferred tax assets	$(116)	(57)	(101)	(460)

20.4)	UNCERTAIN TAX POSITIONS AND SIGNIFICANT TAX PROCEEDINGS
Uncertain tax positions
As of December 31, 2023 and 2022, as part of current provisions and non-current
other liabilities (note 18), Cemex has recognized provisions related to unrecognized tax benefits in connection with uncertain tax positions taken, in which it is deemed probable that the tax authorities would differ from the position adopted by Cemex. As of December 31, 2023, the tax returns submitted by some subsidiaries of Cemex located in several countries are under review by the respective tax authorities in the ordinary course of business. Cemex cannot anticipate if such reviews will result in new tax assessments, which would, should any arise, be appropriately disclosed and/or recognized in the financial statements.

A summary of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2023, 2022 and 2021, excluding interest and penalties, is as follows:

	2023	2022	2021

Balance of tax positions at beginning of the period	$41	48	27
Additions for tax positions of prior periods	34	5	4
Additions for tax positions of current period	3	5	27
Reductions for tax positions related to prior periods and other items	(1)	(11)	(2)
Settlements and reclassifications	–	(4)	(5)
Expiration of the statute of limitations	(2)	(2)	(2)
Foreign currency translation effects	3	–	(1)

Balance of tax positions at end of the period	$78	41	48

Tax examinations can involve complex issues, and the resolution of issues may span multiple years, particularly if subject to negotiation or litigation. Although Cemex believes its estimates of the total unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the amount of total unrecognized tax benefits in future periods. It is difficult to estimate the timing and range of possible changes related to uncertain tax positions, as finalizing audits with the tax authorities may involve formal administrative and legal proceedings. Accordingly, it is not possible to reasonably estimate the expected changes to the total unrecognized tax benefits over the next 12 months, although any settlements or statute of limitations expirations may result in a significant increase or decrease in the total unrecognized tax benefits, including those positions related to tax examinations being currently conducted.
Significant tax proceedings
As of December 31, 2023, the Company’s most significant tax proceedings are as follows:

•
The tax authorities in Spain (“the Spanish Tax Authorities”) challenged part of the tax loss carryforwards reported by Cemex España, S.A. (“Cemex España”) covering the tax years from and including 2006 to 2009. During 2013, the Spanish Tax Authorities notified Cemex España of fines for an aggregate amount of $503 as of December 31, 2023, even though Cemex España did not utilize these losses, and since 2012, were not recognized in the financial statements of Cemex España. After several processes, reviews and appeals with a variety of authorities over the years, on November 13, 2023, the Supreme Court of Spain resolved a cassation appeal against Cemex España. As a result, once Cemex España is formally notified about the payment obligation, Cemex España will have to pay the described fines. As of December 31, 2023, Cemex España expects to pay the fines during 2024. Cemex España disagrees with the resolution and is evaluating the next steps, including the potential filing of an appeal with the Constitutional Court in Spain. For the year 2023, Cemex recognized an income tax expense and accrued a provision for $503, based on its estimate, and expects to settle the liability during the first half of 2024. Cemex has liquidity sources available to meet this obligation.

•
On March 26, 2021, the Spanish Tax Authorities notified Cemex España of an assessment for income taxes in an amount in Euros equivalent to $53 as of December 31, 2023, plus late interest, derived from a tax audit process covering the tax years 2010 to 2014. This assessment was appealed before the
Tribunal Econ
ó
mico Administrativo Central
(“TEAC”). For the suspension of the payment of the tax assessment to be granted, Cemex España provided a payment guarantee which was approved by such tax authorities. Moreover, on December 3, 2021, the Spanish Tax Authorities notified Cemex España of a penalty for an amount in Euros equivalent to $75, derived from the tax audit process covering the same period from 2010 to 2014. This assessment was appealed before the TEAC. On December 11, 2023, Cemex España received a partial resolution from the TEAC and is evaluating whether or not to file an appeal before Audiencia Nacional. As of December 31, 2023, Cemex recognized an additional tax expense and accrued a liability of $117, based on its estimate.

•
In connection with the tax return for the year 2012, the Colombian Tax Authority (the “Colombian Tax Authority”) assessed an increase in the income tax payable by Cemex Colombia S.A. (“Cemex Colombia”) and imposed an inaccuracy penalty for amounts in Colombian Pesos equivalent to $32 of income tax and $32 of penalty. After several procedures and appeals, in 2021, Cemex Colombia filed an appeal in the Administrative Court of Cundinamarca. If the proceeding is adversely resolved in the final stage, Cemex Colombia must pay the amounts determined in the official settlement plus interest accrued on the amount of the income tax adjustment until the payment date. As of December 31, 2023, Cemex considers that an adverse resolution in this proceeding after the conclusion of all available defense procedures is not probable, however, it is difficult to assess with certainty the likelihood of an adverse result in the proceeding. If adversely resolved, Cemex believes this proceeding could have a material adverse impact on the operating results, liquidity or financial position of Cemex.

•
In connection with the tax return for the year 2011, the Colombian Tax Authority notified Cemex Colombia of a proceeding in which it rejected certain deductions and determined an increase in the income tax payable and imposed a penalty for amounts in Colombian Pesos equivalent to $22 of income tax and $22 of penalty. After several procedures and appeals, in 2020, the Colombian Tax Authority confirmed the claims of the official liquidation, and this was then appealed in the Administrative Court of Cundinamarca. If the proceeding is adversely resolved in its final stage, Cemex Colombia would have to pay the amounts determined in the official settlement plus interest accrued on the amount of the income tax adjustment until the date of payment. As of December 31, 2023, Cemex considers that an adverse resolution in this proceeding after the conclusion of all available defense procedures is not probable, however, it is difficult to assess with certainty the likelihood of an adverse result in the proceeding. If adversely resolved, Cemex believes this proceeding could have a material adverse impact on the operating results, liquidity or financial position of Cemex.